UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05820
The Hyperion Total Return Fund, Inc.
(Exact name of registrant as specified in charter)
Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)
Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-549-8400
Date of fiscal year end: November 30, 2007
Date of reporting period: February 28, 2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
February 28, 2007
Item 1. Schedule of Investments

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 54.3%

U.S. Government Agency Collateralized Mortgage Obligations - 2.5%
Federal Home Loan Mortgage Corporation
Series 1675, Class KC	6.50%		10/15/10	$3,681	@	$3,702,700
Series 1604, Class MC	9.00	†	11/15/08	395		403,296
Series 1604, Class SB	9.00	†	11/15/08	76		77,581
Series 1587, Class SK	9.00	†	10/15/08	600		606,212

						4,789,789

Federal National Mortgage Association
Series 1997-79, Class PL	6.85		12/18/27	987		1,027,069
Series 1998-W6, Class B3	7.09		10/25/28	1,174		1,028,505
Series 1993-170, Class SC	9.00	†	09/25/08	34		34,484
Series 1993-48, Class C	9.50		04/25/08	20		19,890

						2,109,948

Total U.S. Government Agency Collateralized Mortgage Obligations
(Cost — $6,766,981)						6,899,737

U.S. Government Agency Pass-Through Certificates - 42.9%
Federal Home Loan Mortgage Corporation
Pool A16170	6.00		12/01/33	3,254	@	3,294,488
Pool A17112	6.00		12/01/33	10,419	@	10,549,662
Pool A24261	6.50		07/01/34	2,370	@	2,421,606
Pool A25455	6.50		08/01/34	2,659	@	2,717,013
Pool A13915	7.00		09/01/33	2,122		2,191,054
Pool A17331	7.00		12/01/33	123		126,536
Pool C53494	7.50		06/01/31	51		52,685
Pool C56878	8.00		08/01/31	270		284,099
Pool C58516	8.00		09/01/31	291		306,313
Pool C59641	8.00		10/01/31	367		385,496
Pool C55166	8.50		07/01/31	218		233,423
Pool C55167	8.50		07/01/31	78		83,656
Pool C55168	8.50		07/01/31	82		87,623
Pool C55169	8.50		07/01/31	193		206,543
Pool C60422	8.50		10/01/31	63		67,635
Pool C60423	8.50		10/01/31	244		261,739
Pool G01466	9.50		12/01/22	1,883		2,041,031
Pool 555538	10.00		03/01/21	1,672		1,816,926

						27,127,528

Federal National Mortgage Association
Pool 649881	6.00		09/01/32	2,389	@	2,419,630
Pool 811125	6.00		02/01/35	3,179		3,209,309
Pool 650162	6.50		10/01/32	1,813		1,861,434
Pool 652870	6.50		10/01/32	1,916		1,966,909
Pool 654917	6.50		08/01/32	5,080		5,215,823
Pool 655843	6.50		09/01/32	2,239	@	2,298,737
Pool 783828	6.50		07/01/34	1,246		1,273,420
Pool 789949	6.50		07/01/34	3,272		3,344,717
Pool 796005	6.50		09/01/34	7,280	@	7,440,992
Pool 809240	6.50		01/01/35	1,916		1,958,167
Pool 555933	7.00		06/01/32	8,750	@	9,064,596
Pool 642102	7.00		05/01/32	2,448	@	2,529,422
Pool 645406	7.00		05/01/32	1,844		1,904,995
Pool 645912	7.00		06/01/32	1,866		1,927,559
Pool 645913	7.00		06/01/32	2,011		2,077,538
Pool 651588	7.00		07/01/32	546		564,542
Pool 660181	7.00		10/01/32	479		494,720
Pool 661116	7.00		10/01/32	618		638,200
Pool 663372	7.00		10/01/32	311		321,824
Pool 663874	7.00		10/01/32	772		797,676

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
February 28, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
Pool 669474	7.00%		11/01/32	$579		$597,849
Pool 678012	7.00		08/01/32	1,797		1,858,201
Pool 759505	7.00		01/01/34	1,616		1,669,005
Pool 794759	7.00		10/01/34	1,926	@	1,988,179
Pool 796481	7.00		08/01/34	2,107	@	2,176,000
Pool 843773	7.00		12/01/35	1,058		1,088,782
Pool 255053	7.50		12/01/33	718		745,869
Pool 545990	7.50		04/01/31	3,239	@	3,386,157
Pool 735576	7.50		11/01/34	3,693	@	3,857,936
Pool 784369	7.50		07/01/13	334		336,597
Pool 789284	7.50		05/01/17	767		787,707
Pool 827853	7.50		10/01/29	903		943,635
Pool 833602	7.50		11/01/35	2,252	@	2,326,245
Pool 885034	7.50		05/01/36	2,311	@	2,374,036
Pool 896391	7.50		06/01/36	5,018	@	5,155,065
Pool 398800	8.00		06/01/12	924		954,203
Pool 735800	8.00		01/01/35	2,268	@	2,404,195
Pool 887694	8.00		06/01/36	603		631,690
Pool 827855	8.50		10/01/29	1,686		1,811,172
Pool 545436	9.00		10/01/31	1,111		1,211,668
Pool 852865	9.00		07/01/20	2,558		2,760,317
Pool 458132	9.47		03/15/31	2,922		3,200,126

						93,574,844

Total U.S. Government Agency Pass-Through Certificates
(Cost — $122,477,625)						120,702,372

U.S. Treasury Obligations - 8.9%
United States Treasury Notes
(Cost — $25,226,320)	4.63		11/15/16	25,000	@	25,110,350

Total U.S. Government & Agency Obligations
(Cost — $154,470,926)						152,712,459

ASSET-BACKED SECURITIES - 27.0%

Housing Related Asset-Backed Securities - 21.0%
125 Home Loan Owner Trust
Series 1998-1A, Class M2* (b)	7.75		02/15/29	309		309,213
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1	7.65		05/15/21	10,060		8,048,000
Asset Backed Funding Corporation
Series 2005-AQ1, Class B1* (e)	5.75/6.25		06/25/35	1,986		1,727,215
Series 2005-AQ1, Class B2* (e)	5.75/6.25		06/25/35	2,087		1,798,961

						3,526,176

First Franklin Mortgage Loan Trust
Series 2004-FFH2, Class B1* (d)	8.82	†	06/25/34	2,750		1,925,000
Green Tree Financial Corp.
Series 1998-3, Class A6	6.76		03/01/30	3,336		3,448,145
Series 1998-8, Class M1	6.98		09/01/30	5,000		3,250,000
Series 1997-6, Class B1	7.17		01/15/29	6,182		1,390,962
Series 1997-6, Class M1	7.21		01/15/29	6,100		5,490,000
Series 1997-3, Class M1	7.53		03/15/28	4,500		3,352,500
Series 1997-6, Class A9	7.55		01/15/29	2,258		2,388,895
Series 1995-6, Class M1	8.10		09/15/26	8,650		9,050,062

						28,370,564

Harborview Mortgage Loan Trust
Series 2005-14, Class B4*(b)	5.58		12/19/35	1,179		1,019,089
Series 2005-1, Class B4*(b) (d)	7.07	†	03/19/35	1,236		1,132,504
Series 2005-1, Class B5* (b) (d)	7.07	†	03/19/35	1,783		1,465,339
Series 2005-1, Class B6*(b) (d)	7.07	†	03/19/35	2,237		559,200

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
February 28, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

ASSET-BACKED SECURITIES (continued)
Series 2005-2, Class B4 * (b) (d)	7.07	%†	05/19/35	$2,976	$2,689,032

					6,865,164

Mid-State Trust
Series 10, Class B	7.54		02/15/36	1,700	1,527,813
Series 2004-1, Class M2	8.11		08/15/37	2,644	2,824,300

					4,352,113

Structured Asset Investment Loan Trust
Series 2004-8, Class B1(d)	7.82	†	09/25/34	2,000	1,967,600
Structured Asset Securities Corporation
Series 2005-6, Class B5	5.34	†	05/25/35	976	800,809
Series 2005-6, Class B6	5.34	†	05/25/35	976	632,080
Series 2005-6, Class B7	5.34	†	05/25/35	655	196,630

					1,629,519

Vanderbilt Mortgage Finance, Inc.
Series 2001-B, Class A5	6.96		09/07/31	2,000	2,113,042

Total Housing Related Asset-Backed Securities
(Cost — $64,396,348)					59,106,391

Non-Housing Related Asset-Backed Securities - 1.8%

Aerco Ltd.
Series 2A, Class A3*(b)	5.78	†	07/15/25	3,339	2,913,335
Airlines Pass Through Trust
Series 1R, Class A8	5.70	†	03/15/19	2,310	2,246,541
Global Rated Eligible Assets Trust
Series 1998-A, Class A1	7.33		03/15/06	1,560	1
Securitized Multiple Asset Rated Trust
Series 1997-2, Class A(c)	8.24		03/15/06	2,265	1

Total Non-Housing Related Asset-Backed Securities
(Cost — $4,488,728)					5,159,878

Franchise Securities - 0.2%
FFCA Secured Lending Corp.
Series 1998-1, Class A1B*(b)	6.73		10/18/25	84	83,376
Franchisee Loan Receivable Trust
Series 1995-B, Class A*	9.33	†	01/15/11	927	431,592

Total Franchise Securities
(Cost — $1,013,634)					514,968

Collateralized Debt Obligations - 4.0%
Anthracite CDO I Ltd.
Series 2002-CIBA, Class CFL*(b)	6.57		05/24/37	5,000	5,104,295
Apidos CDO
Series 2005-2A, Class B* (b)	6.16		12/21/18	4,000	4,015,000
Porter Square CDO I Limited
Series 1A, Class C* (b)	9.17	†	08/15/38	2,000	2,040,000

Total Collateralized Debt Obligations
(Cost — $10,922,190)					11,159,295

Total Asset-Backed Securities
(Cost — $80,820,900)					75,940,532

COMMERCIAL MORTGAGE BACKED SECURITIES - 23.0%

Banc America Commercial Mortgage Trust
Series 2006-2, Class J*	5.48		05/10/45	332	294,181
Bear Stearns Commercial Mortgage Securities
Series 2006-PWR13, Class J*	5.26		09/11/41	896	789,915
Series 2006-PWR13, Class K	5.26		09/11/41	693	590,214
Series 2006-PWR11, Class H*	5.63		03/11/39	1,700	1,640,661
Series 2006-PWR13, Class H*	6.03		09/11/41	4,083	4,136,120

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
February 28, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Series 1999-C1, Class D*	6.53%		02/14/31	$5,000		$5,344,100

						12,501,010

CD 2006 CD2
Series 2006-CD2, Class J* (b)	5.47		01/11/46	1,000		962,044
Commercial Mortgage Asset Trust
Series 1999-C1, Class C	7.35		01/17/32	2,000		2,235,506
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1*(b)	6.75		06/20/31	1,814		1,909,094
Credit Suisse First Boston Mortgage
Series 2004-C5, Class J* (b)	4.65	†	11/15/37	1,000		888,539
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L*	5.15		09/15/39	684		585,967
Series 2006-C4, Class M*	5.15		09/15/39	754		629,993
Series 2006-C1, Class K* (b)	5.74		02/15/16	4,715		4,562,319
Series 2006-C4, Class K*(b)	6.30		09/15/36	4,950		4,954,257

						10,732,536

GM Building Mezzanine Loan(g)	6.00		02/10/10	5,000		4,835,600
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class H* (b)	5.72		12/12/44	2,300		2,236,166
JP Morgan Commercial Mortgage Finance Corp.
Series 1999-C8, Class C	7.42	†	07/15/31	5,000	@	5,255,540
LB-UBS Commercial Mortgage Trust
Series 2002-C2, Class L*(b)	5.68		07/15/35	5,300		5,264,861
LNR CDO V
Series 2007-1, Class F	6.00		05/28/44	3,750		3,750,000
Morgan Stanley Capital I
Series 2006-TOP21, Class H* (b)	5.30		10/12/52	1,500		1,425,719
Series 2006-IQ11, Class J* (b)	5.53		06/15/42	256		210,250

						1,635,969

Nationslink Funding Corp.
Series 1998-2, Class F* (b)	7.11		08/20/30	4,840		5,124,176
UBS 400 Atlantic Street Mortgage Trust
Series 2002-C1A, Class B3* (b)	7.19		01/11/22	3,000		3,175,440
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class H*(b)	5.48		10/15/41	4,000		3,883,372

Total Commercial Mortgage Backed Securities
(Cost — $61,540,998)						64,684,034

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 13.3%
Subordinated Collateralized Mortgage Obligations - 13.3%
Banc of America Alternative Loan Trust
Series 2004-3, Class 30B6	5.50		04/25/34	275		38,488
Banc of America Funding Corporation
Series 2003-3, Class B4	5.46	†	10/25/33	900		796,067
Series 2003-3, Class B5	5.46	†	10/25/33	900		632,453
Series 2003-3, Class B6	5.46	†	10/25/33	903		361,165

						1,789,685

Banc of America Mortgage Securities, Inc.
Series 2005-4, Class B4	5.50		05/25/35	537		456,081
Series 2005-4, Class B5	5.50		05/25/35	402		266,837
Series 2005-4, Class B6	5.50		05/25/35	269		91,353
Series 2005-5, Class 30B4	5.50		06/25/35	785		665,078
Series 2005-5, Class 30B5	5.50		06/25/35	589		389,371
Series 2005-5, Class 30B6	5.50		06/25/35	589		197,360
Series 2001-4, Class 1B3	6.75		04/20/31	1,445		1,442,904

						3,508,984

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
February 28, 2007

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Countrywide Home Loans
Series 2003-57, Class B3	5.50%		01/25/34	$480	$423,230
First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B5*(b)	5.45	†	07/25/35	417	274,603
Series 2005-4, Class B6* (b)	5.45	†	07/25/35	418	123,396

					397,999

First Republic Mortgage Loan Trust
Series 2000-FRB1, Class B3	5.82	†	06/25/30	341	341,180
G3 Mortgage Reinsurance Ltd.
Series 1, Class E* (b)	25.32	†	05/25/08	5,490	5,846,385
JP Morgan Mortgage Trust
Series 2003-A2, Class B4	4.89	†	11/25/33	542	502,854
Residential Finance Limited Partnership
Series 2004-B, Class B5*(b)	6.87	†	02/10/36	3,413	3,455,357
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B1	5.25		02/25/34	590	501,803
Series 2004-S1, Class B3	5.25		02/25/34	217	82,587
Series 2003-S7, Class B2	5.50		05/25/33	663	452,264
Series 2003-S7, Class B3(a)	5.50		05/25/33	946	397,162

					1,433,816

Resix Finance Ltd. Credit-Linked Notes
Series 2005-C, Class B7* (b)	8.42	†	09/10/37	3,921	3,920,791
Series 2004-C, Class B7*(b)	8.82	†	09/10/36	1,448	1,476,837
Series 2003-D, Class B7*(b)	11.07	†	12/10/35	1,881	1,956,445
Series 2003-CB1, Class B8* (b)	12.07	†	06/10/35	1,872	1,956,578
Series 2006-C, Class B11*(b)	12.57	†	07/15/38	999	999,100
Series 2006-C, Class B12* (b)	14.57	†	07/15/38	1,998	2,013,187
Series 2004-A, Class B10*(b)	16.82	†	02/10/36	836	890,545

					13,213,483

Washington Mutual
Series 2005-AR2, Class B11* (b) (d)	6.55	†	01/25/45	3,646	2,930,584
Series 2005-AR2, Class B12*(b) (d)	6.55	†	01/25/45	3,127	703,603

					3,634,187

Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class B4	5.50		06/25/34	1,743	1,534,241
Series 2004-6, Class B5	5.50		06/25/34	1,046	759,442
Series 2004-6, Class B6	5.50		06/25/34	698	265,058
Series 2002-10, Class B6	6.00		06/25/32	469	322,251

					2,880,992

Total Subordinated Collateralized Mortgage Obligations
(Cost — $36,892,049)					37,466,640

Total Non-Agency Residential Mortgage Backed Securities
(Cost — $36,892,049)					37,466,640

				Notional
	Interest			Amount
	Rate		Maturity	(000s)	Value

INTEREST ONLY SECURITIES - 5.8%
Banc of America Commercial Mortgage Inc.
Series 2003-1, Class XP2*(b) (f)	1.40	†	09/11/36	55,684	1,769,861
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2, Class X2* (b) (f)	1.05	†	02/15/35	74,184	964,392
COMM Commercial Mortgage
Class 2001-J2A, Class EIO* (b) (f)	3.74	†	07/16/34	10,000	2,712,110
Commercial Capital Access One, Inc.
Series 2001-A, Class T1(f)	4.50		02/15/09	18,000	1,528,200

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
February 28, 2007

				Notional
	Interest			Amount
	Rate		Maturity	(000s)	Value

INTEREST ONLY SECURITIES (continued)
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1* (b) (f)	0.33	%†	05/10/36	$84,042	$3,466,751
GS Mortgage Securities Corp. II
Series 2001-ROCK, Class X1*(b) (f)	0.21	†	05/03/18	249,590	2,364,524
Vendee Mortgage Trust
Series 1997-2, Class IO(f)	0.06	†	06/15/27	35,031	70,061
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1*(b) (f)	0.57	†	11/15/34	81,910	3,481,935

Total Interest Only Securities
(Cost — $15,689,328)					16,357,834

			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value

HIGH YIELD CORPORATE BONDS - 9.1%
Basic Industry - 1.8%
AK Steel Corp.	7.75	06/15/12	400	405,000
Arch Western Finance LLC	6.75	07/01/13	400	393,000
Bowater Inc.	6.50	06/15/13	400	373,000
Buckeye Technologies Inc.	8.50	10/01/13	400	424,000
Crown Americas LLC	7.75	11/15/15	400	418,000
Georgia-Pacific Corp.	8.13	05/15/11	400	423,000
Huntsman International LLC*(b)	7.88	11/15/14	400	414,000
Lyondell Chemical Co.	8.25	09/15/16	250	268,750
Momentive Performance*(b)	9.75	12/01/14	400	419,000
Owens Brockway Glass Container Inc.	6.75	12/01/14	400	396,000
Peabody Energy Corp.	6.88	03/15/13	250	253,125
Tube City IMS Corp.*(b)	9.75	02/01/15	400	420,000
Westlake Chemical Corp.	6.63	01/15/16	400	392,000

Total Basic Industry
(Cost — $4,850,665)				4,998,875

Capital Goods - 0.7%
Alliant Techsystems Inc.	6.75	04/01/16	400	400,000
Aramark Corp.*(b)	8.50	02/01/15	400	415,500
Manitowoc Co., Inc./The	7.13	11/01/13	400	408,000
Terex Corp.	7.38	01/15/14	400	411,000
Transdigm Inc.*(b)	7.75	07/15/14	400	411,000

Total Capital Goods
(Cost — $2,016,478)				2,045,500

Consumer Cyclical - 0.6%
Avis Budget Car Rental LLC*(b)	7.63	05/15/14	400	406,000
Ford Motor Credit Co.	7.00	10/01/13	400	383,717
Levi Strauss & Co.	9.75	01/15/15	250	275,000
Rite Aid Corp.	7.50	03/01/17	250	248,125
United Rentals North America Inc.	7.75	11/15/13	400	409,000

Total Consumer Cyclical
(Cost — $1,672,898)				1,721,842

Consumer Non-Cyclical - 0.6%
Couche-Tard U.S. LP	7.50	12/15/13	400	410,000
Dean Foods Co.	7.00	06/01/16	400	413,000
Service Corp. Int’l	6.75	04/01/16	400	399,000
Stater Brothers Holdings	8.13	06/15/12	400	408,500
Supervalu Inc.	7.50	11/15/14	200	207,912

Total Consumer Non-Cyclical
(Cost — $1,802,670)				1,838,412

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
February 28, 2007

			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value

HIGH YIELD CORPORATE BONDS (continued)
Energy - 1.5%
Chesapeake Energy Corp.	6.88%	01/15/16	$400	$405,000
El Paso Corp.	7.88	06/15/12	400	434,000
Ferrellgas GRS LP	6.75	05/01/14	400	392,000
Grant Prideco Inc. Series B	6.13	08/15/15	400	390,000
Hanover Compressor Co.	7.50	04/15/13	400	408,000
OPTI Canada Inc.*(b)	8.25	12/15/14	400	414,000
Parker Drilling Company	9.63	10/01/13	270	293,625
Range Resources Corp.	7.50	05/15/16	400	411,000
Sabine Pass LNG LP*(b)	7.50	11/30/16	400	400,000
SESI LLC	6.88	06/01/14	400	397,000
Whiting Petroleum Corp.	7.25	05/01/13	400	399,500

Total Energy
(Cost — $4,289,400)				4,344,125

Media - 1.1%
Charter Communications Operating LLC*(b)	8.38	04/30/14	400	419,000
CSC Holdings Incorporated	7.88	02/15/18	500	516,875
Dex Media West LLC/Dex Media Finance Company*	8.50	08/15/10	400	419,000
Idearc Inc.* (b)	8.00	11/15/16	400	411,000
Intelsat Subsidiary Holding Co. LTD	8.63	01/15/15	400	430,000
Lamar Media Corp.	6.63	08/15/15	400	394,000
Mediacom Broadband LLC	8.50	10/15/15	400	407,000

Total Media
(Cost — $2,938,372)				2,996,875

Services Cyclical - 1.3%
AMC Entertainment Inc. Series B	8.63	08/15/12	400	425,000
Festival Fun Parks LLC	10.88	04/15/14	250	259,375
Hilton Hotels Corp.	7.50	12/15/17	400	415,000
Inn of the Mountain Gods Resort & Casino	12.00	11/15/10	400	436,000
Iron Mountain Inc.	8.63	04/01/13	400	410,000
Isle of Capri Casinos Inc.	7.00	03/01/14	500	488,750
Pokagon Gaming Authority*(b)	10.38	06/15/14	400	438,000
Seneca Gaming Corp.	7.25	05/01/12	400	403,000
Town Sports In’l Inc.	9.63	04/15/11	400	419,500

Total Services Cyclical
(Cost — $3,659,244)				3,694,625

Services Non-Cyclical - 0.5%
Allied Waste North America Inc.	6.88	06/01/17	400	397,000
Church & Dwight Company Inc.	6.00	12/15/12	400	391,000
HCA Inc.(b)	9.25	11/15/16	500	535,625

Total Services Non-Cyclical
(Cost — $1,317,993)				1,323,625

Technology & Electronics - 0.4%
Flextronics International LTD	6.25	11/15/14	400	387,000
Freescale Semiconductor Inc.* (b)	10.13	12/15/16	400	409,500
Sungard Data Systems Inc.	4.88	01/15/14	400	362,000

Total Technology & Electronics
(Cost — $1,139,515)				1,158,500

Telecommunications - 0.6%
Cincinnati Bell Inc.	8.38	01/15/14	400	410,500
Citizens Communications Co.	6.25	01/15/13	400	400,000
Qwest Capital Funding Inc.	6.50	11/15/18	400	377,000

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
February 28, 2007

			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value

HIGH YIELD CORPORATE BONDS (continued)
Windstream Corp.* (b)	7.00%	03/15/19	$400	$401,500

Total Telecommunications
(Cost — $1,569,184)				1,589,000

Total High Yield Corporate Bonds
(Cost — $25,256,419)				25,711,379

	Shares	Value

COMMON STOCKS - 0.8%
Anthracite Capital Incorporated (REIT)	27,400	342,774
Duke Realty Corp. (REIT)	11,583	510,347
MFA Mortgage Investments Incorporated (REIT)	171,900	1,273,779

Total Common Stocks
(Cost — $1,846,509)		2,126,900

PREFERRED STOCKS - 1.5%
Equity Office Properties Trust (REIT) Series B	46,012	3,577,432
SL Green Realty Corp. (REIT) Series C	29,900	767,832

Total Preferred Stocks
(Cost — $2,725,533)		4,345,264

			Principal
	Interest		Amount
	Rate	Maturity	(000s)		Value

SHORT TERM INVESTMENTS - 0.0%
United States Treasury Bill
(cost $99,813)	5.19	03/15/07	$100	#	99,800

Total Investments - 134.8%
(Cost — $379,342,475)					379,444,842
Liabilities in Excess of Other Assets — (34.8)%					(97,936,027)

NET ASSETS - 100.0%					$281,508,815

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

†	—	Variable Rate Security: Interest rate is the rate in effect February 28, 2007.

*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	—	Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.

(b)	—	Private placement.

(c)	—	This issue is currently making only partial interest payments.

(d)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(e)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(f)	—	Interest rate is based on the notional amount of the underlying mortgage pools.

(g)	—	Represents investment in Mezzanine Loans.

#	—	Portion or entire principal amount is held as collateral for open futures contracts.

CDO	—	Collateralized Debt Obligation

REIT	—	Real Estate Investment Trust

^	—	At February 28, 2007, the aggregate cost of investments for income tax purposes was $379,342,475. Net unrealized appreciation aggregated $102,367 of which $10,737,727 related to appreciated investment securities and $10,635,360 related to depreciated investment securities.

THE HYPERION TOTAL RETURN FUND, INC.
February 28, 2007
Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available (approximately 25% of the investments in securities held by the Fund at February 28, 2007) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.
Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

THE HYPERION TOTAL RETURN FUND, INC.
February 28, 2007
At February 28, 2007, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount
$2,212,000	Bear Stearns, 5.30%, dated 2/8/07, maturity date 3/12/07	$2,222,421
2,253,000	Bear Stearns, 5.30%, dated 2/8/07, maturity date 3/12/07	2,263,614
2,300,000	Bear Stearns, 5.30%, dated 2/8/07, maturity date 3/12/07	2,310,836
4,973,000	Bear Stearns, 5.37%, dated 2/12/07, maturity date 3/19/07	4,998,963
2,341,000	CS First Boston, 5.30%, dated 2/13/07, maturity date 3/13/07	2,350,650
2,092,000	CS First Boston, 5.30%, dated 2/12/07, maturity date 3/15/07	2,101,548
2,316,000	CS First Boston, 5.30%, dated 2/22/07, maturity date 3/22/07	2,325,547
10,215,000	Goldman Sachs, 5.30%, dated 2/21/07, maturity date 3/22/07	10,258,612
25,094,000	Greenwich, 5.13%, dated 2/22/07, maturity date 3/1/07	25,119,007
7,194,000	Greenwich, 5.30%, dated 2/21/07, maturity date 3/22/07	7,224,714
3,695,000	Greenwich, 5.30%, dated 2/21/07, maturity date 3/22/07	3,710,776
3,247,000	Lehman Brothers, 5.30%, dated 2/20/07, maturity date 3/20/07	3,260,385
2,630,000	Lehman Brothers, 5.30%, dated 2/26/07, maturity date 3/26/07	2,640,841
3,583,000	Lehman Brothers, 5.30%, dated 2/26/07, maturity date 3/26/07	3,597,770
2,328,000	Merrill Lynch, 5.31%, dated 2/12/07, maturity date 3/15/07	2,338,645
5,023,000	Merrill Lynch, 5.30%, dated 2/20/07, maturity date 3/20/07	5,043,706
8,710,000	Merrill Lynch, 5.30%, dated 2/20/07, maturity date 3/20/07	8,745,905
1,916,000	Morgan Stanley, 5.30%, dated 2/6/07, maturity date 3/6/07	1,923,898
3,180,000	Morgan Stanley, 5.30%, dated 2/6/07, maturity date 3/6/07	3,193,109
2,500,000	Morgan Stanley, 5.30%, dated 2/6/07, maturity date 3/6/07	2,510,306

$97,802,000

	Maturity Amount, Including Interest Payable	$98,141,253

	Market Value of Assets Sold Under Agreements	$100,472,550

	Weighted Average Interest Rate	5.26%

The average daily balance of reverse repurchase agreements outstanding during the three months ended February 28, 2007, was approximately $103,985,406 at a weighted average interest rate of 5.07%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $107,888,737 as of December 1, 2006, which was 27.68% of total assets.
Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the

THE HYPERION TOTAL RETURN FUND, INC.
February 28, 2007
Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.
As of February 28, 2007, the following swap agreements were outstanding:

			Net
	Expiration		Unrealized
Notional Amount	Date	Description	Appreciation
$5,000,000	10/15/48	Agreement with Bear Sterns and Co., dated 11/28/06 to receive monthly the notional amount multiplied by 0.750% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on WBCMT 2006-C28 J.	$35,180
2,500,000	9/11/42	Agreement with Bear Stearns, dated 11/2/05 to receive monthly the notional amount multiplied by 2.100% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on BSCMS 2005-PWR9 K.	220,022
5,000,000	10/12/41	Agreement with Greenwich Capital and Co., dated 12/1/06 to receive monthly the notional amount multiplied by 0.750% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on BSCMS 2006-T24 H.	(123,251)
5,000,000	8/12/41	Agreement with Greenwich Capital and Co., dated 12/1/06 to receive monthly the notional amount multiplied by 0.750% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on MSC 2006-T23 H.	(110,151)
5,000,000	2/15/39	Agreement with Royal Bank of Scotland, dated 8/11/06 to receive monthly the notional amount multiplied by 1.080% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on CMSC 2006 C1 K.	120,566
10,000,000	3/15/49	Agreement with Royal Bank of Scotland, dated 2/28/07 to receive monthly the notional amount multiplied by 0.870% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on CMBX-2006.02.	(421,355)
2,000,000	5/25/46	Agreement with Royal Bank of Scotland, dated 2/27/07 to receive monthly the notional amount multiplied by 2.420% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on ABX.HE.BBB- 06-2.	(675,024)

			$(954,013)

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of

THE HYPERION TOTAL RETURN FUND, INC.
February 28, 2007
the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market. As of February 28, 2007, the following futures contracts were outstanding:
Long:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	February 28, 2007	Appreciation
$21,100,000	5 Yr. U.S. Treasury Note	June 2007	$22,197,859	$22,356,109	$158,250

$1,800,000	10 Yr. U.S. Treasury Note	June 2007	$1,936,823	$1,954,688	$17,865

$5,600,000	10 Yr. U.S. Treasury Note	March 2007	$6,061,545	$6,091,750	$30,205
Short:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	February 28, 2007	Appreciation
$5,600,000	10 Yr. U.S. Treasury Note	March 2007	$6,135,955	$6,091,750	$44,205

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
HYPERION TOTAL RETURN FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 18, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 18, 2007

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer

Date: April 18, 2007